Investment Securities (Details Narrative) - OneMain Holdings, LLC [Member] $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) Integer	Dec. 31, 2015 Integer	Dec. 31, 2014 USD ($)
Investment securities in an unrealized loss position | Integer	1,331	2,404
Net impairment losses recognized in net income (loss)	$ 1
Available-for-sale securities with other-than-temporary impairments recognized in accumulated other comprehensive income (loss)			$ 0